Camelot Event Driven Fund Expense Example - Camelot Event Driven Fund	Nov. 01, 2024 USD ($)
Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 205
Expense Example, with Redemption, 3 Years	652
Expense Example, with Redemption, 5 Years	1,126
Expense Example, with Redemption, 10 Years	2,434
Institutional Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	180
Expense Example, with Redemption, 3 Years	572
Expense Example, with Redemption, 5 Years	989
Expense Example, with Redemption, 10 Years	$ 2,153